Other Non-Current Assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Non-Current Assets
Note 20: Other
Non-Current
Assets

	December 31,

	2020	2019
Net defined benefit plan surpluses (see note 26)	128	85
Cash surrender value of life insurance policies	334	320
Deferred commissions	105	82
Other financial assets (see note 19)	198	98
Other non-current assets	23	26
Total other non-current assets	788	611